UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Woodbine Capital Advisors LP

Address:   499 Park Avenue, 16th Floor
           New York, New York 10022


Form 13F File Number: 028-14209


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Berkowitz
Title:  Chief Executive Officer and Chief Investment Officer
Phone:  212-351-9200

Signature,  Place,  and  Date  of  Signing:

/s/ Joshua Berkowitz               New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $       93,892
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC      COM              00507V109    1,476  101,320 SH       SOLE                101,320      0    0
ASSURED GUARANTY LTD         COM              G0585R106    1,340   65,000 SH       SOLE                 65,000      0    0
AXIALL CORP                  COM              05463D100    2,828   45,500 SH       SOLE                 45,500      0    0
CAMERON INTERNATIONAL CORP   COM              13342B105    5,926   90,887 SH       SOLE                 90,887      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH  167250109    5,491   88,420 SH       SOLE                 88,420      0    0
CNH GLOBAL N V               SHS NEW          N20935206    3,402   82,327 SH       SOLE                 82,327      0    0
CONSTELLATION BRANDS INC     CL A             21036P108    1,003   21,048 SH       SOLE                 21,048      0    0
CUMMINS INC                  COM              231021106    2,085   18,000 SH       SOLE                 18,000      0    0
DISH NETWORK CORP            CL A             25470M109    1,088   28,701 SH       SOLE                 28,701      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    5,003   34,000 SH       SOLE                 34,000      0    0
GOOGLE INC                   CL A             38259P508    1,135    1,429 SH       SOLE                  1,429      0    0
INTERNATIONAL RECTIFIER CORP COM              460254105    1,223   57,835 SH       SOLE                 57,835      0    0
INTUIT                       COM              461202103    1,271   19,351 SH       SOLE                 19,351      0    0
ISHARES INC                  MSCI BRAZIL CAPP 464286400    5,214   95,700 SH  PUT  SOLE                 95,700      0    0
ISHARES TR                   FTSE CHINA25 IDX 464287184    7,046  190,800 SH  CALL SOLE                190,800      0    0
KANSAS CITY SOUTHERN         COM NEW          485170302    6,283   56,655 SH       SOLE                 56,655      0    0
KULICKE & SOFFA INDS INC     COM              501242101    1,380  119,361 SH       SOLE                119,361      0    0
LIBERTY GLOBAL INC           COM SER A        530555101    3,918   53,394 SH       SOLE                 53,394      0    0
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506    6,638  239,200 SH  PUT  SOLE                239,200      0    0
NETAPP INC                   COM              64110D104    1,136   33,258 SH       SOLE                 33,258      0    0
ON SEMICONDUCTOR CORP        COM              682189105    1,581  191,017 SH       SOLE                191,017      0    0
SCORPIO TANKERS INC          SHS              Y7542C106    1,365  153,074 SH       SOLE                153,074      0    0
TEREX CORP NEW               COM              880779103    5,633  163,661 SH       SOLE                163,661      0    0
TRANSOCEAN LTD               REG SHS          H8817H100    4,936   95,000 SH       SOLE                 95,000      0    0
UNITED RENTALS INC           COM              911363109    9,733  177,058 SH       SOLE                177,058      0    0
WISDOMTREE TRUST             JAPN HEDGE EQT   97717W851    3,101   71,800 SH  CALL SOLE                 71,800      0    0
YELP INC                     CL A             985817105    1,505   63,485 SH       SOLE                 63,485      0    0
ZOETIS INC                   CL A             98978V103    1,152   34,481 SH       SOLE                 34,481      0    0